Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 43	$ 17
Fair value movements on conversion features of convertible bonds	(43)		(84)
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 81	$ 24